Income Tax	6 Months Ended
Jun. 30, 2022
Disclosure Of Income Tax Text Block Abstract
Income tax

8. Income tax

The major components of unaudited income tax benefit for the six months ended June 30, 2022 and 2021 are as follows:

Consolidated profit or loss

	For the six months ended June 30,
	2021	2022
	RMB’000	RMB’000
Current income tax:
Current income tax charge	(170)	(169)
Deferred tax	2,127	3,068
Income tax benefit reported in profit or loss	1,957	2,899

As of June 30, 2022, the Group did not have any significant unrecognised uncertain tax positions.